Business Segments (Financial Data For Continuing Operations For The Corporation's Reportable Business Segments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 1,713,823,000	$ 1,652,885,000	$ 1,573,316,000
Net sales, Total	1,519,961,000	1,475,717,000	1,419,668,000
Gross profit, Total	302,015,000	321,726,000	331,567,000
Selling, general and administrative expenses, Total	124,138,000	130,422,000	135,881,000
Earnings (Loss) from operations, Total	161,022,000	198,382,000	182,912,000
Assets employed, Total	3,147,822,000	3,074,743,000	3,239,283,000
Depreciation, depletion and amortization, Total	173,407,000	181,537,000	179,391,000
Total property additions	340,553,000	172,080,000	185,488,000
Property additions through acquisitions total	40,229,000	33,814,000	46,133,000
Total Aggregates Business [Member]
Segment Reporting Information [Line Items]
Total revenues	1,494,700,000	1,459,705,000	1,413,405,000
Net sales, Total	1,319,386,000	1,299,371,000	1,275,949,000
Gross profit, Total	230,000,000	264,335,000	289,613,000
Selling, general and administrative expenses, Total	108,514,000	107,484,000	109,579,000
Earnings (Loss) from operations, Total	127,469,000	168,590,000	172,356,000
Assets employed, Total	2,809,115,000	2,701,394,000	2,668,346,000
Depreciation, depletion and amortization, Total	157,177,000	163,851,000	160,268,000
Total property additions	312,230,000	163,826,000	169,272,000
Property additions through acquisitions total	40,229,000	33,814,000	46,133,000
Specialty Products [Member]
Segment Reporting Information [Line Items]
Total revenues	219,123,000	193,180,000	159,911,000
Net sales, Total	200,575,000	176,346,000	143,719,000
Gross profit, Total	75,405,000	61,685,000	45,584,000
Selling, general and administrative expenses, Total	9,197,000	11,046,000	9,446,000
Earnings (Loss) from operations, Total	66,305,000	50,578,000	35,734,000
Assets employed, Total	120,305,000	102,103,000	102,405,000
Depreciation, depletion and amortization, Total	7,075,000	8,385,000	7,518,000
Total property additions	21,983,000	6,431,000	10,766,000
Mideast Group [Member]
Segment Reporting Information [Line Items]
Total revenues	494,494,000	485,436,000	466,986,000
Net sales, Total	454,029,000	450,048,000	438,444,000
Gross profit, Total	124,132,000	133,187,000	139,004,000
Selling, general and administrative expenses, Total	42,471,000	41,710,000	44,200,000
Earnings (Loss) from operations, Total	85,049,000	93,956,000	95,110,000
Assets employed, Total	792,483,000	800,888,000	803,438,000
Depreciation, depletion and amortization, Total	51,151,000	54,943,000	56,138,000
Total property additions	39,504,000	50,869,000	39,761,000
Property additions through acquisitions total		12,912,000
Southeast Group [Member]
Segment Reporting Information [Line Items]
Total revenues	242,580,000	271,533,000	274,734,000
Net sales, Total	224,728,000	243,706,000	253,849,000
Gross profit, Total	1,082,000	22,740,000	37,141,000
Selling, general and administrative expenses, Total	22,165,000	22,912,000	23,396,000
Earnings (Loss) from operations, Total	(21,209,000)	(771,000)	13,486,000
Assets employed, Total	626,538,000	797,536,000	776,543,000
Depreciation, depletion and amortization, Total	46,607,000	52,203,000	48,954,000
Total property additions	29,531,000	54,138,000	37,355,000
Property additions through acquisitions total		20,902,000
West Group [Member]
Segment Reporting Information [Line Items]
Total revenues	757,626,000	702,736,000	671,685,000
Net sales, Total	640,629,000	605,617,000	583,656,000
Gross profit, Total	104,786,000	108,408,000	113,468,000
Selling, general and administrative expenses, Total	43,878,000	42,862,000	41,983,000
Earnings (Loss) from operations, Total	63,629,000	75,405,000	63,760,000
Assets employed, Total	1,390,094,000	1,102,970,000	1,088,365,000
Depreciation, depletion and amortization, Total	59,419,000	56,705,000	55,176,000
Total property additions	243,195,000	58,819,000	92,156,000
Property additions through acquisitions total	40,229,000		46,133,000
Corporate [Member]
Segment Reporting Information [Line Items]
Gross profit, Total	(3,390,000)	(4,294,000)	(3,630,000)
Selling, general and administrative expenses, Total	6,427,000	11,892,000	16,856,000
Earnings (Loss) from operations, Total	(32,752,000)	(20,786,000)	(25,178,000)
Assets employed, Total	218,402,000	271,246,000	468,532,000
Depreciation, depletion and amortization, Total	9,155,000	9,301,000	11,605,000
Total property additions	$ 6,340,000	$ 1,823,000	$ 5,450,000